Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities.
Lease liabilities

11.Lease liabilities

The lease liabilities are primarily related to land leases of surface properties owned by Miazga Participações S.A., (”Miazga”), a related party and Arqueana, a related party, (note 12) with the remaining land, apartments and houses, commercial rooms and vehicle leases with third parties.

The lease agreements have terms between 1 year to 12 years and the liability was measured at the present value of the lease payments discounted using interest rates with a weighted average rate of 8.37% (2021: 7.73%) which was determined to be the Company’s incremental borrowing rate. The continuity of the lease liabilities are presented in the table below:

(Restated note 2)
Lease liabilities at January 1, 2021	$252
Additions	2,252
Interest expense	182
Lease payments	(319)
Cumulative translation adjustment	(46)
Lease liabilities at December 31, 2021	2,321
Additions	1,415
Interest expense	329
Lease payments	(688)
Cumulative translation adjustment	292
Lease liabilities at December 31, 2022	$3,669

As of December 31, 2022
Lease obligations	$3,669
Less current portion	680
Non-current portion	$2,989

Maturity analysis – contractual undiscounted cash flows

As at December 31, 2022
Less than one year	715
Year 2	671
Year 3	609
Year 4	609
Year 5	609
More than 5 years	2,094
Total contractual undiscounted cash flows	5,307